As filed with the Securities and Exchange Commission on June 21, 2011
1933 Act Registration No. 333-63505
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 43 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 271 /X/

Lincoln National Variable Annuity Account H
(Exact Name of Registrant)

American Legacy Shareholder's Advantage
American Legacy Shareholder's Advantage A Class

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Name of Depositor)
     1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

     Peter P. Feeley, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/x/	immediately upon filing pursuant to paragraph (b) of Rule 485 on _______________, pursuant to paragraph (b) of Rule 485
/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ on _______________________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H
American Legacy® Shareholder’s Advantage
American Legacy® Shareholder’s Advantage A Class

Supplement dated June 21, 2011 to the Prospectus dated May 1, 2011

This Supplement to your American Legacy® prospectus outlines changes to the fees and expenses for certain investment options under your variable annuity contract. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

We have been advised by the Lincoln Variable Insurance Products Trust (“LVIP”) that the fees for certain LVIP funds as presented in your May 1, 2011 prospectus are incorrect. The following information sets forth the corrected fees and related information for those funds.  The fees and expenses for all other funds in your variable annuity contract remain unchanged.

The following item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2010. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

	Maximum	Minimum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	1.16%	0.54%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*):	1.06%	0.54%
*Three of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2012.

The following table shows the expenses charged by each fund for the year ended December 31, 2010 (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Balanced Allocation Fund1,2 (Service Class)	0.25%	0.35%	0.07%	0.42%	1.09%	-0.05%	1.04%
LVIP American Growth Allocation Fund1,2 (Service Class)	0.25%	0.35%	0.06%	0.43%	1.09%	-0.05%	1.04%
LVIP American Income Allocation Fund1,2,3 (Service Class)	0.25%	0.35%	0.15%	0.41%	1.16%	-0.10%	1.06%
1”Other Expenses” are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.
3LIA has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.65% of average daily net assets. The agreement will continue at least through April 30, 2012.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

This Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable period:
1 year	3 years	5 years	10 years
$983	$1,881	$2,825	$5,399

2) If you annuitize or do not surrender your contract at the end of the applicable period:
1 year	3 years	5 years	10 years
$983	$1,881	$2,825	$5,399

For more information, see Charges and Other Deductions in the prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H
American Legacy® Shareholder’s Advantage

Supplement dated June 21, 2011 to the supplement dated May 1, 2011

This is a supplement to the Lincoln Long-Term CareSM Advantage supplement dated May 1, 2011.

The Examples section in your May 1, 2011 supplement should read as follows:

Examples:

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.  If you purchase the LTC Rider, the Level Benefit can be more expensive than the Growth Benefit in certain limited circumstances in early years (because the Level Benefit can be issued at ages greater than the maximum age at which you can purchase the Growth Benefit).  Accordingly, in order to show the highest charges you may pay in any particular year, it is necessary for us to show two separate examples.

The first example assumes that you are age 69 and invest $10,000 in the contract for the time periods indicated. The example also assumes that you have purchased the LTC Rider.  The example assumes a 5% return each year, the maximum fees and expenses of any of the funds, election of the Growth Benefit option and the Optional Nonforfeiture provision, and that the EGMDB death benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,039	$2,016	$2,992	$5,421

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,039	$2,016	$2,992	$5,421

The second example assumes that you are age 74 and invest $10,000 in the contract for the time periods indicated. The example also assumes that you have purchased the LTC Rider.  The example assumes a 5% return each year, the maximum fees and expenses of any of the funds, election of the Level Benefit option, election of the Optional Nonforfeiture Benefit, and that the EGMDB death benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

3)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,089	$2,161	$3,228	$5,861

4)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,089	$2,161	$3,228	$5,861

For more information, see “Charges and Other Deductions” in your prospectus and “LTC Charges” in this supplement. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which annuity payouts are made. See “Annuity Payouts” in your prospectus.  These examples should not be considered a representation of past or future expenses.

PART A

The prospectuses for the American Legacy Shareholder’s Advantage, as supplemented, and American Legacy Shareholder’s Advantage A Class variable annuity contract as supplemented are incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 333-63505) filed on April 12, 2011, and to the definitive 497 filing as filed on May 3, 2011.

PART B

The Statement of Additional Information for the American Legacy Shareholder’s Advantage and American Legacy Shareholder’s Advantage A Class variable annuity contract as supplemented are incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 333-63505) filed on April 12, 2011, and to the definitive 497 filing as filed on May 3, 2011.

Lincoln National Variable Annuity Account H
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 333-63505) filed on April 12, 2011.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 333-63505) filed on April 12, 2011.

Statement of Assets and Liabilities - December 31, 2010
Statement of Operations - Year ended December 31, 2010
Statements of Changes in Net Assets - Years ended December 31, 2010 and 2009
Notes to Financial Statements - December 31, 2010
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 333-63505) filed on April 12, 2011.

Consolidated Balance Sheets - Years ended December 31, 2010 and 2009
Consolidated Statements of Income - Years ended December 31, 2010, 2009, and 2008
Consolidated Statements of Shareholder's Equity - Years ended December 31, 2010, 2009, and 2008
Consolidated Statements of Cash Flows - Years ended December 31, 2010, 2009, and 2008
Notes to Consolidated Financial Statements - December 31, 2010
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorpo- rated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2)	None.

(3)	(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(b)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment 24 (File No. 333-61554) filed on December 18, 2007.

(4)	(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-63505) filed on November 25, 1998.

(b) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

(c) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

(d) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

(e)	Variable Annuity Income Rider (I4LQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 63505) filed on April 17, 2002.

(f)	Variable Annuity Income Rider (I4LNQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 63505) filed on April 17, 2002.

(g)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 63505) filed on October 11, 2002.

(h)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 63505) filed on October 11, 2002.

(i)	IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2003.

(j)	IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(k)	Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(l)	Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(m)	Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7(File No. 333- 63505) filed on April 24, 2003.

(n)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2004.

(o)	Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(p)	Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(q)	Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(r)	Section 403(b) Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2003.

(s)	Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(t)	Estate Enhancment Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(u)	Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(v)	Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505 filed on April 24, 2003.

(w)	Variable Annuity Income Rider (I4LA NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(x)	Variable Annuity Income Rider (I4LA Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(y)	Variable Annuity Contract (30070 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333- 63505) filed on April 8, 2004.

(z)	Annuity Payment Option Rider (32145 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(aa)	Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on June 9, 2004.

(bb)	Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(cc)	Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(dd)	Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(ee)	Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(ff)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein to Post-Effective Amendment No. 23 (File No. 333- 36316) filed on April 4, 2006.

(gg)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(hh)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ii)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(jj)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(kk)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ll)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(mm)	Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333- 63505) filed on December 21, 2006.

(nn)	Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 19( File No. 333-63505) filed on April 10, 2007.

(oo)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-63505) filed on April 10, 2007.

(pp)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(qq)	Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(rr)	Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ss)	Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(tt)	Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(uu)	SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(vv)	Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amend- ment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ww)	Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(xx)	Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333- 40937) filed on October 28, 2010.

(yy)	Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(zz)	Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(a-3) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(b-3) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(c-3) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(d-3) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333- 138190) filed on December 22, 2010.
(e-3) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333- 138190) filed on December 22, 2010.
(f-3) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(5)	(a) Application (ALSA 1/08) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-63505) filed on April 8, 2008.

	(b)	Application for fee-based option (ALSAFB 1/08) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-63505) filed on April 8, 2008.

(6)	(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

	(b)	By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(b)
Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i)
Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)
(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b)	Fund Participation Agreements among The Lincoln National Life Insurance Company and:

	(i)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

	(ii)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(c)	Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and:

	(i)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

	(ii)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

9)
Opinion and Consent of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 333-63505) filed on April 12, 2011.

(11)	Not applicable

(12)	Not applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post- Effective Amendment No. 42 (File No. 333-18419) filed on June 21, 2011.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford**	Executive Vice President and Director
Mark E. Konen***	Senior Vice President and Director
Keith J. Ryan*	Vice President and Director
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Anant Bhalla**	Vice President and Treasurer
*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of May 31, 2011 there were 360,893 contract owners under Account H.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such per- son if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnifica- tion in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provi- sions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

B-5

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas P. O'Neill*	Vice President and Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d)
Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

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Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 21st day of June, 2011.

Lincoln National Variable Annuity Account H (Registrant)
American Legacy Shareholder's Advantage
American Legacy Shareholder's Advantage A Class

By:/s/ Delson R. Campbell
Delson R. Campbell
Vice President, The Lincoln National Life Insurance Company (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)

By:/s/ Brian A. Kroll
Brian A. Kroll (Signature-Officer of Depositor)
Senior Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on June 21, 2011.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Administrative Officer and Direc-
Charles C. Cornelio	tor
*	Executive Vice President and Director
Frederick J. Crawford
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam II
*	Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag	(Principal Financial Officer)
*	Senior Vice President and Director
Mark E. Konen
*	Vice President and Director
Keith J. Ryan
*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell

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